Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share
Note 15:	Earnings Per Share

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2016
		Weighted-
	Net	Average	Per Share
	Income	Shares	Amount
	(In thousands)

Net income	$3,580

Dividends on non-vested restricted stock	(31)

Net income allocated to stockholders	3,549

Basic earnings per share
Income available to common stockholders	––	4,907,799	$0.72

Effect of dilutive securities
Restricted stock awards	––	108,521

Diluted earnings per share
Income available to common stockholders and assumed conversions	$3,549	5,016,320	$0.71

	Year Ended December 31, 2015
		Weighted-
	Net	Average	Per Share
	Income	Shares	Amount
	(In thousands)

Net income	$3,224

Dividends on non-vested restricted stock	(67)

Net income allocated to stockholders	3,157

Basic earnings per share
Income available to common stockholders	––	4,856,735	$0.65

Effect of dilutive securities
Restricted stock awards	––	76,421

Diluted earnings per share
Income available to common stockholders and assumed conversions	$3,157	4,933,156	$0.64